U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20594
                              FORM 24F-2

                     ANNUAL NOTICE OF SECURITIES SOLD
                          PURSUANT TO RULE 24F-2

          READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                          PLEASE PRINT OR TYPE.

1.  NAME AND ADDRESS OF ISSUER:

    The Investment Company of America
    333 South Hope Street
    Los Angeles, CA 90071

2.  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

3.  INVESTMENT COMPANY ACT FILE NUMBER: 811-116
    SECURITIES ACT FILE NUMBER:  2-10811

4.  LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:
    December 31, 1995

5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER
   THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
   DECLARATION:
             [   ]

6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF APPLICABLE (SEE INSTRUCTION A.6):

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF
   THE FISCAL YEAR:

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:

9.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
    155,130,380 shares     $3,214,426,000

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
    155,130,380 shares     $3,214,426,000

11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):
    69,096,019 shares      $1,453,606,000

12. CALCULATION OR REGISTRATION FEE:
(i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):     $3,214,426,000

(ii) Aggregate price of shares issued in connection
     with dividend  reinvestment plans (from Item 11,
     if applicable):                                          +1,453,606,000

(iii) Aggregate price of shares redeemed or repurchased
      during  the fiscal year (if applicable):                -2,535,884,000

(iv)  Aggregate price of shares redeemed or repurchased
      and previously applied as a reduction to filing fees
      pursuant to rule 24e-2 (if applicable):                 +   N/A

(v)  Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2
     [line (i), plus line (ii), less line (iii), plus line (iv)]
     (if applicable)                                          $2,132,148,000

(vi) Multiplier prescribed by Section 6(b) of the Securities
     Act of 1933 or other applicable law or regulation
     (see Instruction C.6):                                   x    1/2900

(vii) Fee due [line (i) or line (v) multiplied by line (vi)]:     $735,223.45

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), (IV), AND (V) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
           [ X ]

 Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                              February 15, 1996

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*   /s/ Vincent P. Corti
                                          Vincent P. Corti
                                          Secretary

 Date February 22, 1996

   * Please print the name and title of the signing officer below the signature.

February 22nd 1996

The Investment Company of America
333 South Hope Street
Los Angeles, CA  90071

Gentlemen:

  At your request, we have examined your Registration Statement on Form N-1 and Post-Effective Amendment No. 99 thereto on Form N-1A as filed by you with the Securities and Exchange Commission (the "Commission") in connection with the registration under the Securities Act of 1933, as amended, of an indefinite number of shares of your Common Stock, $1 par value, pursuant to Rule 24f-2 under the Investment Company Act of 1940. We have also examined the form of Rule 24f-2 Notice proposed to be filed by you with the Commission not later than the end of February 1996, which indicates that during the fiscal year ended December 31, 1995 you issued and sold 224,226,399 shares of stock pursuant to said indefinite registration (the "Shares"). We are familiar with the proceedings taken by you in connection with the authorization and issuance of the Shares.

  Based upon our examination and upon our knowledge of your corporate activities, and assuming, without independent verification, that the Shares were sold in compliance with applicable Blue Sky laws and in the manner referred to in the Registration Statement, it is our opinion that the Shares constitute legally issued, fully paid and nonassessable shares of your Common Stock.

  We consent to the filing of this opinion as an exhibit to the Rule 24f-2
Notice.

      Respectfully submitted,

      O'MELVENY & MYERS